Selected Financial Data - Summary of Selected Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Quarterly Financial Information Disclosure [Abstract]
Revenue in conjunction with strategic alliances and collaborations	$ 2,386	$ 2,367	$ 2,020	$ 3,296	$ 3,761	$ 3,921	$ 4,753	$ 7,682
Research and development, net	4,225	3,941	3,030	4,886	3,769	4,233	8,166	8,002
General and administrative	8,233	5,098	3,957	1,523	1,058	1,034	13,331	2,092
Net loss from operations	(10,072)	(6,672)	(4,967)	(3,113)	(1,066)	(1,346)	(16,744)	(2,412)
Net loss	$ (9,950)	$ (6,571)	$ (5,280)	$ (3,177)	$ (1,099)	$ (1,346)	$ (16,521)	$ (2,445)
Net loss per share, basic and diluted	$ (0.99)	$ (0.66)	$ (0.86)	$ (1.51)	$ (0.54)	$ (0.66)	$ (1.65)	$ (1.20)
Weighted average shares outstanding-basic and diluted	10,057,048	10,027,834	6,151,580	2,099,318	2,031,599	2,031,599	10,042,522	2,031,599
Working capital	$ 23,429	$ 37,383	$ 39,828	$ 5,144	$ 6,432	$ 1,706	$ 23,429	$ 6,432
Total assets	44,322	52,483	52,024	12,221	13,354	9,678	44,322	13,354
Shareholders' equity (deficit)	$ 17,795	$ 27,543	$ 33,794	$ (1,999)	$ (826)	$ 253	$ 17,795	$ (826)